Earnings per share (Details) - CHF (SFr) SFr / shares in Units, SFr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator [Abstract]
Net income/(loss) attributable to equity holders of the Company	SFr (61,921)	SFr 45,442	SFr (50,951)
Denominator [Abstract]
Weighted-average number of shares outstanding to equity holders (in shares)	71,900,212	70,603,611	61,838,228
Basic income/(loss) for the period attributable to equity holders (in CHF per share)	SFr (0.86)	SFr 0.64	SFr (0.82)
Effect of dilutive securities from equity incentive plans (in shares)	0	499,730	0
Weighted-average number of shares outstanding - diluted to equity holders (in shares)	71,900,212	71,103,341	61,838,228
Diluted income/(loss) for the period attributable to equity holders (in CHF per share)	SFr (0.86)	SFr 0.64	SFr (0.82)
Antidilutive securities [Abstract]
Share options issued and outstanding (in-the-money) (in shares)	412,191	1,081,836	1,472,589
Restricted share awards subject to future vesting (in shares)	28,418	0	109,041
Convertible shares (in shares)	0	911,261	0
Total (in shares)	440,609	1,993,097	1,581,630